Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
                       ---------------------------------------------------------
Blue Chip Growth Class

                       6 Months            Year                        12/29/00
                          Ended           Ended                         Through
                        6/30/04        12/31/03        12/31/02        12/31/01

NET ASSET VALUE

Beginning of period $      8.41     $      6.54     $      8.61     $     10.00

Investment activities
  Net investment
  income (loss)            0.01            0.01            0.01            0.01

  Net realized and
  unrealized gain
  (loss)                   0.22            1.87           (2.07)          (1.39)

  Total from
  investment
  activities               0.23            1.88           (2.06)          (1.38)

Distributions
  Net investment income    --             (0.01)          (0.01)          (0.01)

NET ASSET VALUE

End of period       $      8.64     $      8.41     $      6.54     $      8.61
                    ------------------------------------------------------------
Ratios/
Supplemental Data

Total return^             2.73%          28.75%        (23.93)%        (13.73)%

Ratio of total
expenses to
average net assets        0.85%!          0.85%           0.85%           0.85%

Ratio of net
investment income
(loss) to average
net assets                0.17%!          0.23%           0.14%           0.14%

Portfolio turnover
rate                      16.9%!          28.8%           39.9%           42.2%

Net assets,
end of period
(in thousands)      $    45,039     $    28,664     $     7,134     $     6,030

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                                ------------------------------------------------
Blue Chip Growth-II Class

                                      6 Months           Year          4/30/02
                                         Ended          Ended          Through
                                       6/30/04       12/31/03         12/31/02

NET ASSET VALUE

Beginning
of period                         $       8.38   $       6.53     $       7.97

Investment activities
  Net investment income (loss)            0.02           --               --

  Net realized and
  unrealized gain (loss)                  0.19           1.86            (1.43)

  Total from
  investment activities                   0.21           1.86            (1.43)

Distributions
  Net investment income                   --            (0.01)           (0.01)

NET ASSET VALUE

End of period                     $       8.59   $       8.38     $       6.53
                                  ----------------------------------------------
Ratios/Supplemental Data

Total return^                            2.51%         28.49%          (17.94)%

Ratio of total expenses to
average net assets                       1.10%!         1.10%             1.10%!

Ratio of net investment
income (loss) to average
net assets                               0.01%!       (0.05)%              --

Portfolio turnover rate                  16.9%!         28.8%             39.9%!

Net assets, end of period
(in thousands)                    $      1,519   $        105     $          82

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  97.6%

CONSUMER DISCRETIONARY  15.5%

Automobiles  1.0%

Harley-Davidson                                      7,800                  483

                                                                            483

Hotels, Restaurants & Leisure  3.4%

Carnival                                            10,900                  512

International Game Technology                       14,700                  568

McDonald's                                           5,400                  140

MGM Mirage *                                         3,100                  146

Starbucks *                                          4,600                  200

                                                                          1,566

Household Durables  0.3%

Fortune Brands                                       2,100                  158

                                                                            158

Internet & Catalog Retail  1.1%

Amazon.com *                                         1,400                   76

eBay *                                               4,800                  441

                                                                            517

Media  5.9%

British Sky Broadcast (GBP)                          3,500                   39

Clear Channel Communications                         6,500                  240

Comcast, Class A *                                  11,950                  330

Disney                                               3,800                   97

EchoStar Communications
    Class A *                                       10,100                  311

McGraw-Hill                                            200                   15

News Corporation ADR                                 4,700                  155

Omnicom                                              2,390                  181

Scripps, Class A                                     3,600                  378

Time Warner *                                       20,400                  359

Viacom, Class B                                     14,751                  527

Washington Post, Class B                               102                   95

                                                                          2,727

Multiline Retail  1.5%

Family Dollar Stores                                 1,300                   39

Target                                              15,370                  653

                                                                            692

Specialty Retail  2.3%

Best Buy                                             8,750                  444

Home Depot                                          18,200                  641

                                                                          1,085

Total Consumer Discretionary                                              7,228

CONSUMER STAPLES  4.4%

Beverages  1.6%

Coca-Cola                                            6,450                  326

PepsiCo                                              7,410                  399

                                                                            725

Food & Staples Retailing  1.9%

CVS                                                  1,100                   46

Sysco                                                4,200                  151

Wal-Mart                                            11,760                  620

Walgreen                                             2,100                   76

                                                                            893

Household Products  0.3%

Procter & Gamble                                     2,800                  153

                                                                            153

Personal Products  0.2%

Gillette                                             1,800                   76

                                                                             76

Tobacco  0.4%

Altria Group                                         3,950                  198

                                                                            198

Total Consumer Staples                                                    2,045

ENERGY  3.7%

Energy Equipment & Services  3.7%

Baker Hughes                                        12,170                  458

BJ Services *                                        6,040                  277

Schlumberger                                         8,800                  559

Smith International *                                7,600                  424

Total Energy                                                              1,718

FINANCIALS  21.5%

Capital Markets  7.5%

AmeriTrade *                                         5,300                   60

Bank of New York                                     6,400                  189

Charles Schwab                                       5,030                   48

Franklin Resources                                   5,000                  251

Goldman Sachs Group                                  4,300                  405

Legg Mason                                           3,600                  328

Mellon Financial                                    13,890                  407

Merrill Lynch                                        9,100                  491

Morgan Stanley                                       5,920                  312

Northern Trust                                       7,300                  309

State Street                                        13,800                  677

                                                                          3,477

Commercial Banks  2.4%

Bank of America                                      5,400                  457

U.S. Bancorp                                        10,100                  279

Wells Fargo                                          6,940                  397

                                                                          1,133

Consumer Finance  1.9%

American Express                                    10,180                  523

SLM Corporation                                      8,300                  336

                                                                            859

Diversified Financial Services  3.6%

Citigroup                                           35,430                1,647

J.P. Morgan Chase                                    1,000                   39

                                                                          1,686

Insurance  4.5%

American International Group                        14,310                1,020

Genworth Financial, Class A *                        3,000                   69

Hartford Financial Services                          5,800                  398

Marsh & McLennan                                     5,900                  268

St. Paul Companies                                   8,485                  344

                                                                          2,099

Thrifts & Mortgage Finance  1.6%

Fannie Mae                                           6,900                  492

Freddie Mac                                          4,170                  264

                                                                            756

Total Financials                                                         10,010

HEALTH CARE  16.2%

Biotechnology  2.6%

Amgen *                                             10,600                  578

Biogen Idec *                                        2,600                  165

Genentech *                                          2,800                  157

Gilead Sciences *                                    4,400                  295

MedImmune *                                          1,200                   28

                                                                          1,223

Health Care Equipment & Supplies  2.4%

Biomet                                                 500                   22

Boston Scientific *                                  7,000                  300

Guidant                                              2,000                  112

Medtronic                                            8,740                  426

St. Jude Medical *                                   1,100                   83

Stryker                                              2,700                  148

                                                                          1,091

Health Care Providers & Services  4.4%

Anthem *                                             1,800                  161

UnitedHealth Group                                  19,800                1,233

WellPoint Health Networks *                          5,700                  638

                                                                          2,032

Pharmaceuticals  6.8%

Abbott Laboratories                                  4,000                  163

Eli Lilly                                            2,600                  182

Forest Laboratories *                                7,900                  447

Johnson & Johnson                                    9,100                  507

Pfizer                                              42,748                1,465

Teva Pharmaceutical ADR                              3,000                  202

Wyeth                                                5,600                  203

                                                                          3,169

Total Health Care                                                         7,515

INDUSTRIALS & BUSINESS SERVICES  11.8%

Aerospace & Defense  1.4%

General Dynamics                                     2,000                  199

Honeywell International                              3,700                  135

Lockheed Martin                                      5,500                  286

Rockwell Collins                                       200                    7

                                                                            627

Air Freight & Logistics  1.1%

UPS, Class B                                         7,100                  534

                                                                            534

Commercial Services & Supplies  1.9%

Apollo Group, Class A *                              6,100                  539

Cendant                                              8,700                  213

ChoicePoint *                                        2,100                   96

Waste Management                                       800                   24

                                                                            872

Industrial Conglomerates  4.8%

3M                                                   1,900                  171

GE                                                  38,770                1,256

Tyco International                                  24,830                  823

                                                                          2,250

Machinery  2.6%

Danaher                                             17,700                  918

Deere                                                2,500                  175

Illinois Tool Works                                  1,400                  134

                                                                          1,227

Total Industrials & Business Services                                     5,510

INFORMATION TECHNOLOGY  21.5%

Communications Equipment  3.9%

Cisco Systems *                                     38,950                  923

Corning *                                            4,600                   60

Juniper Networks *                                   6,800                  167

Nokia ADR                                            1,470                   21

QLogic *                                             3,600                   96

QUALCOMM                                             2,000                  146

Research In Motion *                                 5,800                  397

                                                                          1,810

Computers & Peripherals  2.4%

Dell *                                              22,230                  796

IBM                                                    500                   44

Lexmark International, Class A *                     3,000                  290

                                                                          1,130

Internet Software & Services  1.9%

InterActiveCorp *                                    9,100                  274

Yahoo! *                                            16,900                  614

                                                                            888

IT Services  2.4%

Accenture, Class A *                                 2,900                   80

Affiliated Computer Services
  Class A *                                          5,000                  265

Automatic Data Processing                            1,000                   42

First Data                                           8,280                  368

Fiserv *                                             6,600                  256

SunGard Data Systems *                               3,300                   86

                                                                          1,097

Semiconductor & Semiconductor
Equipment  4.8%

Analog Devices                                       9,900                  466

Applied Materials *                                  6,920                  136

Intel                                               18,600                  514

Maxim Integrated Products                           11,700                  613

Microchip Technology                                 2,800                   88

Texas Instruments                                    7,000                  169

Xilinx                                               7,640                  255

                                                                          2,241

Software  6.1%

Adobe Systems                                        8,500                  395

Intuit *                                             8,500                  328

Microsoft                                           51,620                1,475

Oracle *                                             2,200                   26

SAP ADR                                              7,200                  301

Symantec *                                           2,900                  127

VERITAS Software *                                   6,900                  191

                                                                          2,843

Total Information Technology                                             10,009

MATERIALS  1.3%

Metals & Mining  1.3%

Alcoa                                                3,800                  126

BHP Billiton (AUD)                                  10,000                   87

Nucor                                                4,900                  376

Total Materials                                                             589

TELECOMMUNICATION SERVICES  1.7%

Wireless Telecommunication Services  1.7%

Nextel Communications
  Class A *                                         20,600                  549

Vodafone ADR                                        11,330                  250

Total Telecommunication Services                                            799

Total Common Stocks (Cost  $41,019)                                      45,423

SHORT-TERM INVESTMENTS  3.3%

Money Market Fund  3.3%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                  1,558,528                1,559

Total Short-Term Investments
(Cost  $1,559)                                                            1,559

Total Investments in Securities

100.9% of Net Assets (Cost $42,578)                                     $46,982
                                                                        -------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

AUD  Australian dollar

GBP  British pound

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $42,578)         $             46,982

Other assets                                                                383

Total assets                                                             47,365

Liabilities

Total liabilities                                                           807

NET ASSETS                                                 $             46,558
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 32

Undistributed net realized gain (loss)                                   (1,425)

Net unrealized gain (loss)                                                4,403

Paid-in-capital applicable to 5,389,780 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       43,548

NET ASSETS                                                 $             46,558
                                                           --------------------

NET ASSET VALUE PER SHARE

Blue Chip Growth Class
($45,039,101/5,213,073 shares outstanding)                 $               8.64
                                                           --------------------

Blue Chip Growth-II Class
($1,518,515/176,707 shares outstanding)                    $               8.59
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                            $                187

Expenses
  Investment management and administrative                                  155

  Distribution - Blue Chip Growth-II Class                                    1

  Total Expenses                                                            156

Net investment income (loss)                                                 31

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     (124)

Change in net unrealized gain (loss)
  Securities                                                              1,084

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                    1,083

Net realized and unrealized gain (loss)                                     959

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                990
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            31      $            34

  Net realized gain (loss)                            (124)                (308)

  Change in net unrealized gain (loss)               1,083                4,398

  Increase (decrease) in net assets
  from operations                                      990                4,124

Distributions to shareholders
  Net investment income

    Blue Chip Growth Class                            --                    (33)

Capital share transactions *
  Shares sold

    Blue Chip Growth Class                          16,572               20,756

    Blue Chip Growth-II Class                        1,497                 --

  Distributions reinvested

    Blue Chip Growth Class                            --                     33

  Shares redeemed

    Blue Chip Growth Class                          (1,158)              (3,326)

    Blue Chip Growth-II Class                         (113)                --

Increase (decrease) in net assets from
capital share transactions                          16,798               17,463

Net Assets

Increase (decrease) during period                   17,788               21,554

Beginning of period                                 28,770                7,216

End of period                              $        46,558      $        28,770
                                           -------------------------------------

(Including undistributed net investment income of $32 at 6/30/04 and $1 at 12/31/03)

*Share information
  Shares sold

    Blue Chip Growth Class                           1,940                2,777

    Blue Chip Growth-II Class                          177                 --

  Distributions reinvested

    Blue Chip Growth Class                            --                      4

  Shares redeemed

    Blue Chip Growth Class                            (136)                (463)

    Blue Chip Growth-II Class                          (13)                --

  Increase (decrease) in shares
  outstanding                                        1,968                2,318

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Blue Chip Growth original share class (Blue Chip Growth Class), offered since December 29, 2000, and Blue Chip Growth-II (Blue Chip Growth-II Class), offered since April 30, 2002). Blue Chip Growth-II shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Blue Chip Growth-II Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $19,194,000 and $3,070,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $1,278,000 of unused capital loss carryforwards, of which $452,000 expire in 2009, $491,000 expire in 2010, and $335,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $42,578,000. Net unrealized gain aggregated $4,403,000 at period-end, of which $4,947,000 related to appreciated investments and $544,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $36,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $4,000.

T. Rowe Price Blue Chip Growth Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Blue Chip Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004